CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash and cash equivalents [note 2]	$ 230,779	$ 483,598
Client and trust funds on deposit	1,199,904	973,143
Investments [note 12]	131,772	133,375
Accounts receivable and prepaid expenses [note 2]	272,962	240,849
Income taxes receivable	3,607	7,687
Total current assets	1,839,024	1,838,652
Capital assets, net [notes 2 and 3]	52,596	46,978
Right-of-use assets [notes 2 and 8]	142,606	50,620
Intangibles [notes 2 and 4]	6,185,237	4,290,998
Deferred income taxes [note 11]	56,901	7,846
Other assets [notes 2 and 5]	383,187	124,742
Total assets	8,659,551	6,359,836
Current
Accounts payable and accrued liabilities [note 2]	369,081	315,884
Current portion of provisions and other financial liabilities [notes 2 and 7]	572,432	275,710
Dividends payable	71,072	75,297
Client and trust funds payable	1,202,079	961,080
Income taxes payable	19,035	3,209
Current portion of long-term debt [note 6]	444,486	203,805
Current portion of lease liabilities [notes 2 and 8]	20,216	14,926
Total current liabilities	2,698,401	1,849,911
Long-term debt [note 6]	3,331,552	2,252,311
Provisions and other financial liabilities [notes 2 and 7]	379,641	107,842
Deferred income taxes [note 11]	480,777	470,735
Lease liabilities [notes 2 and 8]	153,540	61,307
Total liabilities	7,043,911	4,742,106
Equity
Share capital	1,810,153	1,867,997
Contributed surplus	28,368	22,817
Deficit	(226,715)	(287,621)
Accumulated other comprehensive loss	(23,289)	(20,746)
Total equity attributable to the shareholders of the Company	1,588,517	1,582,447
Non-controlling interests [note 2]	27,123	35,283
Total equity	1,615,640	1,617,730
Total liabilities and equity	$ 8,659,551	$ 6,359,836